Commitments (Details) € in Thousands, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Commitments [Line Items]
Bank guarantee amount (in Euro)	€ 150
Israeli Ministry of Energy [Member]
Commitments [Line Items]
Royalty expense percentage		5.00%	5.00%
Grants received rate		100.00%	100.00%
Suzhou Eco Wave Power Technology Co. Ltd. [Member]
Commitments [Line Items]
Ownership percentage		10.00%
Agreement amount		$ (570)	¥ 3,977
Net proceeds percentage		3.00%
Annual interest percentage		5.00%
Agreement years		10 years
Changshu Shirat Enterprises Management Co., Ltd. [Member]
Commitments [Line Items]
Net proceeds percentage		5.00%